SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of calculation of basic and diluted net income (loss) per common share - $ / shares	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Calculation Of Basic And Diluted Net Income Loss Per Common Share [Line Items]
Weighted-average ordinary shares outstanding, basic			46,603,282	46,743,539	45,800,696
Net income per common share, Basic		$ (1.00)	$ (0.32)	$ (0.46)	$ (0.33)
Net loss per share attributable to common stockholders,diluted		$ (1.00)	$ (0.32)	$ (0.46)	$ (0.33)
Northern Genesis Acquisition Corp II [Member]
Schedule Of Calculation Of Basic And Diluted Net Income Loss Per Common Share [Line Items]
Weighted-average ordinary shares outstanding, basic	41,400,000	39,125,275